RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,301	$ 1,386	$ 2,705	$ 2,860
Interest expense on debt obligations	599	710	1,308	1,456
General and administrative expense	195	219	391	442
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	8	7	15	13
Management fee income	15	8	25	16
Participating loan interests (including fair value gains, net)	0	39	0	48
Interest expense on debt obligations	2	13	9	29
Interest on capital securities held by Brookfield Asset Management	0	1	0	8
General and administrative expense	35	37	73	87
Construction costs	110	60	228	262
Incentive fees	$ 1	$ 0	$ 7	$ 0